Shareholder Report, Average Annual Return (Details) ITJK_MML Global Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I - without sales charge
Average Annual Return, Percent	23.00%	7.49%	9.95%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.34%	11.19%	11.72%